Share-Based Payment (Details) - Schedule of stock option activity - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of stock option activity [Abstract]
Number of options Outstanding at beginning of year (in Shares)	3,405,188	3,197,616
Weighted average exercise price, Outstanding at beginning of year	$ 4.76	$ 3.07
Number of options, Granted during the year (in Shares)	1,492,700	790,300
Weighted average exercise price, Granted during the year	$ 4.91	$ 8.82
Number of options, Expired during the year (in Shares)	74,744	39,094
Weighted average exercise price, Expired during the year	$ 8.60	$ 5.21
Number of options, Exercised during the year (in Shares)	652,143	480,878
Weighted average exercise price, Exercised during the year	$ 1.00	$ 0.27
Number of options, Forfeited during the year (in Dollars)	$ 278,287	$ 62,756
Weighted average exercise price, Forfeited during the year	$ 7.94	$ 6.16
Number of options, Share options outstanding at end of year (in Shares)	3,892,714	3,405,188
Weighted average exercise price, Share options outstanding at end of year	$ 5.15	$ 4.76
Number of options, Share options exercisable at end of year (in Shares)	2,161,439	1,865,572
Weighted average exercise price, Share options exercisable at end of year	$ 4.45	$ 2.68